Intangible Assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Patents [member]
Disclosure Of Intangible Assets [Line Items]
Impairment charge	£ 0.5	£ 0.3